Business combination - Intangible Assets Acquired Corellium (Details) - Corellium - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 01, 2025
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived		$ 73,049
Business Combination, Recognized Liability Assumed, Liability, Noncurrent		(17,846)
Technology-Based Intangible Assets [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived		57,667
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	8 years
Backlog
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived		5,035
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	1 year 6 months
Customer Relationships [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Finite-Lived		$ 10,347
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	7 years